Note 11 - Capital Stock	6 Months Ended
Feb. 28, 2018
Notes
Note 11 - Capital Stock

Note 11 – Capital Stock

The Company went public on 7/25/ 2010.  Its Common Stock is traded on the open market under the symbol OTCQB: SENY.

During the quarter ending November 30, 2016, the Company issued 26,075,562 shares of common stock for $322,500 pursuant to an Equity Purchase Agreement.

During the quarter ending February 28, 2017, the Company issued 24,365,406 shares of common stock for $367,000 pursuant to an Equity Purchase Agreement.

During the quarter ending May 31, 2017, the Company issued 5,259,032 shares of common stock for $73,075 pursuant to an Equity Purchase Agreement.

During the quarter ending August 31, 2017, the Company issued 22,095,545 shares of common stock for $210,000 pursuant to an Equity Purchase Agreement.

During the quarter ending November 30, 2017, the Company issued 29,068,414 shares of common stock for $185,000 pursuant to an Equity Purchase Agreement.

During the quarter ending February 28, 2018, the Company issued 27,507,176 shares of common stock for $75,481.72 pursuant to a convertible note.

During the quarter ending February 28, 2018, the Company issued 21,236,040 shares of common stock for $76,398.84 pursuant to an Equity Purchase Agreement.